Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue				$ 14
Operating Expenses
Research and development	$ 13,258	$ 7,089	$ 38,386	18,921
General and administrative	3,141	1,633	8,459	4,876
Total operating expenses	16,399	8,722	46,845	23,797
Operating loss	(16,399)	(8,722)	(46,845)	(23,783)
Other Income (Expense)
Interest income	164	74	498	355
Other expense	0	(12)	(16)	0
Net loss before income taxes	(16,235)	(8,660)	(46,363)	(23,428)
Income tax expense	0	3	15	4
Net loss	(16,235)	(8,663)	(46,378)	(23,432)
Net loss attributable to noncontrolling interests	(109)	(320)	(715)	(2,365)
Net loss attributable to Zentalis Pharmaceuticals, LLC	$ (16,126)	$ (8,343)	$ (45,663)	$ (21,067)
Net loss per Class A common units outstanding, basic and diluted (USD per share)	$ (2.88)	$ (1.49)	$ (8.16)	$ (3.77)
Units used in computing net loss per Class A common unit, basic and diluted (in shares)	5,601	5,594	5,597	5,594